Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Accounts Payable and Accrued Liabilities

9.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The accounts payable and accrued liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2024	2023

Trade payables	$13,289	$5,037
Payables in MLJV and MWJV	7,007	4,843
Other payables	1,037	942
	$21,333	$10,822